Interim Consolidated Balance Sheets - USD ($) $ in Millions	Jul. 06, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 315	$ 128
Accounts receivable	136	149
Taxes receivable	71	0
Inventory	234	220
Prepaids	12	12
Current assets	768	509
Non-current assets
Property, plant and equipment	1,410	1,402
Intangible assets	19	20
Deferred income tax assets	5	6
Other assets	5	5
Non-current assets	1,439	1,433
Assets	2,207	1,942
Current liabilities
Accounts payable and accrued liabilities	220	293
Current portion of non-current borrowings	240	0
Debt Extinguishment Accrual, Current	9	0
Repurchase Agreements Accrual	0	42
Taxes payable	0	28
Current liabilities	469	363
Non-current liabilities
Long-term debt	656	550
Other long-term debt	82	0
Other liabilities	49	34
Deferred income tax liabilities	202	172
Non-current liabilities	989	756
Shareholders’ equity	749	823
Liabilities and shareholders' equity	$ 2,207	$ 1,942